Commitments (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2015 Y	Sep. 30, 2014 Y
Commitments 1		74,915,632
Commitments 2		6,448,966
Commitments 3		500,000
Commitments 4		$ 0.001
Commitments 5		$ 1.50
Commitments 6		3,000,000
Commitments 7		10.00%
Commitments 8		4
Commitments 9		25.00%
Commitments 10		1
Commitments 11		10.00%
Commitments 12		110.00%
Commitments 13		4,000,000
Commitments 14		267,000
Commitments 15		0
Commitments 16		90,000
Commitments 17		90,000
Commitments 18		90,000
Commitments 19		0
Commitments 20		1,002,500
Commitments 21		9,252
Commitments 22		0
Commitments 23		16,905
Commitments 24		0
Commitments 25		705,000
Commitments 26		0
Commitments 27		0
Commitments 28		0
Commitments 1	78,965,632
Commitments 2	250,000
Commitments 3	$ 0.19
Commitments 4	50,000
Commitments 5	$ 0.31
Commitments 6	6,000
Commitments 7	4.59
Commitments 8	102.33%
Commitments 9	0.00%
Commitments 10	1.58%
Commitments 11	6,448,966
Commitments 12	500,000
Commitments 13	$ 0.001
Commitments 14	1.50
Commitments 15	3,000,000
Commitments 16	10.00%
Commitments 17	4
Commitments 18	25.00%
Commitments 19	1
Commitments 20	10.00%
Commitments 21	110.00%
Commitments 22	4,000,000
Commitments 23	267,000
Commitments 24	0
Commitments 25	0
Commitments 26	90,000
Commitments 27	90,000
Commitments 28	90,000
Commitments 29	0
Commitments 30	0
Commitments 31	5,830
Commitments 32	11,660
Commitments 33	0
Commitments 34	0
Commitments 35	8,053
Commitments 36	16,106
Commitments 37	0
Commitments 38	0
Commitments 39	505,000
Commitments 40	0
Commitments 41	0
Commitments 42	$ 0